FINANCIAL ASSETS AND LIABILITIES - Summary of Receivables from and Payables to Related Parties (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Disclosure of receivables and payables [line items]
Receivables from related parties, current		R$ 235,541	R$ 98,280
Receivables from related parties, non-current		241,001	318,211
Total assets		476,542	416,491
Total current liabilities		387,736	287,609
Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current		235,541	98,280
Non-current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current		241,001	318,211
Commercial operations [member]
Disclosure of receivables and payables [line items]
Total current liabilities		323,039	227,738
Commercial operations [member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current		107,703	71,802
Commercial operations [member] | Non-current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current		91,541	112,018
Commercial operations [member] | Raizen [Member]
Disclosure of receivables and payables [line items]
Total current liabilities	[1]	296,051	221,373
Commercial operations [member] | Raizen [Member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current	[1]	79,297	54,199
Commercial operations [member] | Raizen [Member] | Non-current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current	[1]	47,731	47,732
Commercial operations [member] | Termag MaritimoTerminal De Guaruja SA [Member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current		14,286	14,286
Commercial operations [member] | Termag MaritimoTerminal De Guaruja SA [Member] | Non-current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current		43,810	64,286
Commercial operations [member] | Aguassanta Participacoes S.A. [member]
Disclosure of receivables and payables [line items]
Total current liabilities		6,419
Commercial operations [member] | Aguassanta Participacoes S.A. [member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current		2,184	2,956
Commercial operations [member] | Others [member]
Disclosure of receivables and payables [line items]
Total current liabilities		20,569	6,365
Commercial operations [member] | Others [member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current		11,936	361
Financial and corporate operations [member]
Disclosure of receivables and payables [line items]
Total current liabilities		64,697	59,871
Financial and corporate operations [member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current		127,838	26,478
Financial and corporate operations [member] | Non-current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current		149,460	206,193
Financial and corporate operations [member] | Raizen [Member]
Disclosure of receivables and payables [line items]
Total current liabilities	[1]	64,697	59,871
Financial and corporate operations [member] | Raizen [Member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current	[1]	20,586	8,978
Financial and corporate operations [member] | Raizen [Member] | Non-current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current	[1]	149,347	205,958
Financial and corporate operations [member] | Ligga S.A. [member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current	[2]	107,252	17,500
Financial and corporate operations [member] | Others [member] | Non-current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current		R$ 113	R$ 235

[1]	Current and non-current assets receivable from Raízen S.A. and its subsidiaries are, substantially, tax credits that will be reimbursed to the Company when realized. The preferred shares are used by Raízen to reimburse Cosan, with preferred dividends, when the net operating loss is consumed in Raízen. Current liabilities represent Cosan S.A.'s obligation to reimburse Raízen S.A. and its subsidiaries for expenses related to legal disputes and other liabilities incurred prior to the formation of the joint venture.
[2]	Advance for future capital increase.